Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	14,514,562
Proposed Maximum Offering Price per Unit	103
Maximum Aggregate Offering Price	$ 1,494,999,886
Fee Rate	0.01476%
Amount of Registration Fee	$ 220,662
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s Registration Statement on
Form S-3
(File
No. 333-279735)
on May 24, 2024 was deferred pursuant
to
Rules 456(b) and 457(r) under the Securities Act and is paid herewith.

(2)
Includes 1,893,203 shares of common stock that the underwriters have an option to purchase and 2,427,184 shares of common stock that are issuable upon the exercise of pre-funded
warrants referenced below.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase common stock
Amount Registered | shares	2,427,184
Proposed Maximum Offering Price per Unit	103
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s Registration Statement on
Form S-3
(File
No. 333-279735)
on May 24, 2024 was deferred pursuant
to
Rules 456(b) and 457(r) under the Securities Act and is paid herewith.

(3)
Represents the sum of the
pre-funded
warrant sales price of $102.999 per warrant and the exercise price of $0.001 per share issuable pursuant to the pre-funded
warrants. Pursuant to Securities and Exchange Commission staff interpretation, the entire fee is allocated to the common stock underlying the pre-funded
warrants.